Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Change In Benefit Obligations, Change In Plan Assets, Funded Status, Amounts Recognized on Balance Sheet, and Amounts Recognized In Accumulated Other Comprehensive Income (Pretax)

The following tables summarize benefit costs, as well as the benefit obligations, plan assets, funded status and rate assumptions associated with pension and postretirement health care and life insurance benefit plans.

Obligations and Funded Status

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2015	2014	2015	2014
Change in Benefit Obligations
Beginning of year	$25,320	$23,032	$27,097	$23,042
Service cost	374	327	324	258
Interest cost	969	1,035	1,117	1,107
Plan amendments	–	(89)	(45)	(412)
Actuarial (gain) loss, net	(1,361)	2,977	(2,733)	4,645
Benefits paid	(971)	(1,566)	(1,370)	(1,543)
Curtailment and termination benefits	–	11	–	–
Settlements paid	(2,315)	(407)	–	–
Reclassifications (Note 2)	–	–	(167)	–

End of year	$22,016	$25,320	$24,223	$27,097

Change in Plan Assets
Beginning of year	$18,548	$17,111	$2,435	$3,053
Actual return on plan assets	118	1,778	28	193
Company contributions	744	1,632	667	732
Benefits paid	(971)	(1,566)	(1,370)	(1,543)
Settlements paid	(2,315)	(407)	–	–

End of year	$16,124	$18,548	$1,760	$2,435

Funded Status

End of year	$(5,892)	$(6,772)	$(22,463)	$(24,662)

We reclassified $0.2 billion to Non-current liabilities related to assets held for sale as a result of our agreement to sell our local exchange business and related landline activities in California, Florida and Texas to Frontier (see Note 2 for additional details).

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2015	2014	2015	2014
Amounts recognized on the balance sheet
Noncurrent assets	$349	$337	$–	$–
Current liabilities	(93)	(122)	(695)	(528)
Noncurrent liabilities	(6,148)	(6,987)	(21,768)	(24,134)

Total	$(5,892)	$(6,772)	$(22,463)	$(24,662)

Amounts recognized in Accumulated Other Comprehensive Income (Pre-tax)
Prior Service Benefit (Cost)	$(51)	$(56)	$(2,038)	$(2,280)

Total	$(51)	$(56)	$(2,038)	$(2,280)

Information for Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets

Information for pension plans with an accumulated benefit obligation in excess of plan assets follows:

	(dollars in millions)
At December 31,	2015	2014
Projected benefit obligation	$21,694	$24,919
Accumulated benefit obligation	21,636	24,851
Fair value of plan assets	15,452	17,810

Benefit or (Income) Cost Related to Pension and Postretirement Health Care and Life Insurance

The following table summarizes the benefit (income) cost related to our pension and postretirement health care and life insurance plans:

				(dollars in millions)
	Pension			Health Care and Life
Years Ended December 31,	2015	2014	2013	2015	2014	2013
Service cost	$374	$327	$395	$324	$258	$318
Amortization of prior service cost (credit)	(5)	(8)	6	(287)	(253)	(247)
Expected return on plan assets	(1,270)	(1,181)	(1,245)	(101)	(161)	(143)
Interest cost	969	1,035	1,002	1,117	1,107	1,095
Remeasurement (gain) loss, net	(209)	2,380	(2,470)	(2,659)	4,615	(3,989)

Net periodic benefit (income) cost	(141)	2,553	(2,312)	(1,606)	5,566	(2,966)
Curtailment and termination benefits	–	11	4	–	–	–

Total	$(141)	$2,564	$(2,308)	$(1,606)	$5,566	$(2,966)

Other Pretax Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income) Loss

Other pre-tax changes in plan assets and benefit obligations recognized in other comprehensive (income) loss are as follows:

			(dollars in millions)
	Pension		Health Care and Life
At December 31,	2015	2014	2015	2014
Prior service cost	$–	$(89)	$(45)	$(413)
Reversal of amortization items
Prior service cost	5	8	287	253

Total recognized in other comprehensive (income) loss (pre-tax)	$5	$(81)	$242	$(160)

Weighted Average Assumptions Used in Determining Benefit Obligations and Net Periodic Cost

The weighted-average assumptions used in determining benefit obligations follow:

		Pension	Health Care and Life
At December 31,	2015	2014	2015	2014
Discount Rate	4.60%	4.20%	4.60%	4.20%
Rate of compensation increases	3.00	3.00	N/A	N/A

The weighted-average assumptions used in determining net periodic cost follow:

	Pension			Health Care and Life
At December 31,	2015	2014	2013	2015	2014	2013
Discount Rate	4.20%	5.00%	4.20%	4.20%	5.00%	4.20%
Expected return on plan assets	7.25	7.25	7.50	4.80	5.50	5.60
Rate of compensation increases	3.00	3.00	3.00	N/A	N/A	N/A

Health Care Cost Trend Rates

The assumed health care cost trend rates follow:

	Health Care and Life
At December 31,	2015	2014	2013
Healthcare cost trend rate assumed for next year	6.00%	6.50%	6.50%
Rate to which cost trend rate gradually declines	4.50	4.75	4.75
Year the rate reaches the level it is assumed to remain thereafter	2024	2022	2020

Effects of One Percentage Point Change in Assumed Health Care Cost Trend Rates

A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	(dollars in millions)
One-Percentage Point	Increase	Decrease
Effect on 2015 service and interest cost	$249	$(194)
Effect on postretirement benefit obligation as of December 31, 2015	3,074	(2,516)

Expected Benefit Payments to Retirees

The benefit payments to retirees are expected to be paid as follows:

		(dollars in millions)
Year	Pension Benefits	Health Care and Life
2016	$1,906	$1,390
2017	1,757	1,390
2018	1,441	1,384
2019	1,391	1,354
2020	1,371	1,349
2021-2025	6,699	6,889

Schedule of Recorded Severance Liability

The following table provides an analysis of our actuarially determined severance liability recorded in accordance with the accounting standard regarding employers’ accounting for postemployment benefits:

				(dollars in millions)
Year	Beginning of Year	Charged to Expense	Payments	Other	End of Year
2013	$1,010	$134	$(381)	$(6)	$757
2014	757	531	(406)	(7)	875
2015	875	551	(619)	(7)	800

Pension
Fair Values for Plans by Asset Category

The fair values for the pension plans by asset category at December 31, 2015 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,459	$1,375	$84	$–
Equity securities	3,216	2,313	900	3
Fixed income securities
U.S. Treasuries and agencies	1,264	884	380	–
Corporate bonds	3,024	194	2,702	128
International bonds	713	34	659	20
Other	3	–	3	–
Real estate	1,670	–	39	1,631
Other
Private equity	2,988	–	–	2,988
Hedge funds	1,787	–	730	1,057

Total	$16,124	$4,800	$5,497	$5,827

The fair values for the pension plans by asset category at December 31, 2014 are as follows:

	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,983	$1,814	$169	$–
Equity securities	4,339	2,952	1,277	110
Fixed income securities
U.S. Treasuries and agencies	1,257	830	427	–
Corporate bonds	2,882	264	2,506	112
International bonds	582	39	524	19
Other	3	–	3	–
Real estate	1,792	–	–	1,792
Other
Private equity	3,748	–	204	3,544
Hedge funds	1,962	–	1,164	798

Total	$18,548	$5,899	$6,274	$6,375

Reconciliation of Beginning and Ending Balance of Plan Assets Measured at Fair Value

The following is a reconciliation of the beginning and ending balance of pension plan assets that are measured at fair value using significant unobservable inputs:

						(dollars in millions)
	Equity Securities	Corporate Bonds	International Bonds	Real Estate	Private Equity	Hedge Funds	Total
Balance at January 1, 2014	$–	$162	$–	$1,784	$3,942	$1,196	$7,084
Actual gain (loss) on plan assets	(1)	5	–	42	73	33	152
Purchases and sales	106	(50)	8	(34)	(471)	144	(297)
Transfers in (out)	5	(5)	11	–	–	(575)	(564)

Balance at December 31, 2014	$110	$112	$19	$1,792	$3,544	$798	$6,375
Actual gain (loss) on plan assets	1	4	(3)	132	63	12	209
Purchases and sales	16	18	5	(259)	(619)	324	(515)
Transfers in (out)	(124)	(6)	(1)	(34)	–	(77)	(242)

Balance at December 31, 2015	$3	$128	$20	$1,631	$2,988	$1,057	$5,827

Other Postretirement Benefit Plan
Fair Values for Plans by Asset Category
Health Care and Life Plans The fair values for the other postretirement benefit plans by asset category at December 31, 2015 are as follows:
	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$162	$8	$154	$–
Equity securities	974	752	222	–
Fixed income securities
U.S. Treasuries and agencies	21	18	3	–
Corporate bonds	524	133	391	–
International bonds	79	19	60	–
Other	–	–	–	–

Total	$1,760	$930	$830	$–

The fair values for the other postretirement benefit plans by asset category at December 31, 2014 are as follows:
	(dollars in millions)
Asset Category	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$208	$6	$202	$–
Equity securities	1,434	1,172	262	–
Fixed income securities
U.S. Treasuries and agencies	105	98	7	–
Corporate bonds	461	119	296	46
International bonds	111	14	97	–
Other	116	–	116	–

Total	$2,435	$1,409	$980	$46

Reconciliation of Beginning and Ending Balance of Plan Assets Measured at Fair Value

The following is a reconciliation of the beginning and ending balance of the other postretirement benefit plans assets that are measured at fair value using significant unobservable inputs:

	(dollars in millions)
	Corporate Bonds	Total
Balance at December 31, 2013	$–	$–
Actual gain on plan assets	1	1
Purchases and sales	45	45

Balance at December 31, 2014	$46	$46
Transfers in (out)	(46)	(46)

Balance at December 31, 2015	$–	$–